UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6707

Narragansett Insured Tax-Free Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2012
(unaudited)

Principal Amount	General Obligation Bonds (26.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGMC Insured	Aa2/AA-/NR	$2,353,824
2,500,000	4.375%, 02/15/29 AGMC Insured	Aa2/AA-/NR	2,694,025

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	Aa3/NR/NR	510,890

	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/A/A	1,079,920
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/A/A	1,071,200
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/A/A	1,066,800
250,000	5.000%, 02/15/22 AGMC Insured	Aa3/AA-/AA-	261,073
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/A/A	1,053,720
250,000	5.000%, 02/15/24 AGMC Insured	Aa3/AA-/AA-	259,728
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AA-/NR	2,657,169
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/A/A	1,559,970
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AA-/NR	1,062,240
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	Aa3/AA-/A	788,760
500,000	4.375%, 02/01/33 2012 Series A AGMC Insured	Aa3/AA-/A	504,950

	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG FGIC Insured	A1/A/NR	257,805
250,000	4.000%, 02/01/15 NPFG FGIC Insured	A1/A/NR	257,805
250,000	4.000%, 02/01/16 NPFG FGIC Insured	A1/A/NR	257,805
250,000	4.100%, 02/01/17 NPFG FGIC Insured	A1/A/NR	258,013
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA-/NR	1,112,020
250,000	4.150%, 02/01/18 NPFG FGIC Insured	A1/A/NR	258,115
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA-/NR	669,240
500,000	4.250%, 11/01/27 Series 2011 A	NR/A/NR	507,460
500,000	4.625%, 11/01/31 Series 2011 A	NR/A/NR	511,840

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AA-/NR	2,590,875

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	532,600

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,068,340
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,884,393
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,117,420

	New Shoreham, Rhode Island
245,000	4.000%, 11/15/15 AMBAC Insured	NR/AA/NR	249,136
255,000	4.250%, 11/15/16 AMBAC Insured	NR/AA/NR	259,613
270,000	4.250%, 11/15/17 AMBAC Insured	NR/AA/NR	274,601
910,000	4.800%, 04/15/18 AMBAC Insured	NR/AA/NR	912,102
285,000	4.500%, 11/15/18 AMBAC Insured	NR/AA/NR	290,007
1,105,000	5.000%, 04/15/22 AMBAC Insured	NR/AA/NR	1,107,464

	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12 NPFG FGIC Insured	Aa2/AA/NR	508,595

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AA-/NR	501,215
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AA-/NR	515,360
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AA-/NR	2,297,624
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AA-/NR	514,805
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AA-/NR	257,003

	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	911,802
1,950,000	4.500%, 07/15/26 AGMC Insured	Aa3/NR/NR	2,039,798
1,500,000	4.750%, 07/15/29 AGMC Insured	Aa3/NR/NR	1,569,405

	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AA-/BBB	533,955
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A Refunding	Aa3/AA-/NR	1,637,925
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A Refunding	Aa3/AA-/NR	1,596,345

	State of Rhode Island
2,000,000	5.000%, 08/01/12 Series B NPFG Insured	Aa2/AA/AA	2,030,960
2,000,000	4.500%, 02/01/17 NPFG Insured	Aa2/AA/AA	2,119,140
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa2/AA/NR	2,058,360

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa3/AA-/NR	1,107,840

1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa3/AA-/NR	1,131,705
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	Aa3/AA-/NR	986,007

	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa1/NR/BBB+	501,430
670,000	5.000%, 03/01/17 AMBAC Insured	Baa1/NR/BBB+	671,956
700,000	5.050%, 03/01/18 AMBAC Insured	Baa1/NR/BBB+	702,037
735,000	5.100%, 03/01/19 AMBAC Insured	Baa1/NR/BBB+	737,139
1,900,000	4.625%, 04/01/26 AGMC Insured	Aa3/NR/NR	2,059,733
1,400,000	4.750%, 04/01/29 AGMC Insured	Aa3/NR/NR	1,506,806

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	990,945
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	979,722

	Woonsocket, Rhode Island
655,000	4.450%, 12/15/12 NPFG FGIC Insured	Ba2/NR/BB-	655,177
685,000	4.550%, 12/15/13 NPFG FGIC Insured	Ba2/NR/BB-	681,644
550,000	4.250%, 03/01/25 AMBAC Insured	Ba2/NR/BB-	408,238

	Total General Obligation Bonds		64,513,594

	Revenue Bonds (74.8%)

	Development Revenue Bonds (10.6%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa2/BBB/NR	2,027,800
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	Baa2/BBB/NR	991,310

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA-/AA	2,165,080
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA-/AA	4,284,040
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA-/AA-	1,691,445

	Rhode Island State Economic Development Corp., Airport Revenue
540,000	4.625%, 07/01/26 AGMC Insured Series B	Aa3/AA-/A-	563,301
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A3/BBB+/A-	1,736,550
1,000,000	5.000%, 07/01/18 AGMC Insured Series C	Aa3/AA-/A-	1,125,140
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/BBB+/A-	1,570,185

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A2/A+/A	1,021,960
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A2/A+/A	2,418,438
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A2/A+/A	1,039,130

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,062,520

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGMC Insured	Aa2/AA-/AA-	1,765,785

	Rhode Island State Economic Development Corp., University of Rhode Island
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	752,175
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	752,220
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	752,190

	Total Development Revenue Bonds		25,719,269

	Higher Education Revenue Bonds (23.9%)

	Rhode Island Health & Education Building Corp., Brown University
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,559,825
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,020,870

	Rhode Island Health & Education Building Corp., Bryant University
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,004,600
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,152,921
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,515,572
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,058,040
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,500,782

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,022,302
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,069,530
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,058,751
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa2/BBB/NR	607,734
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa2/BBB/NR	510,015
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa2/BBB/NR	509,730
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	5,445,050

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa2/BBB/NR	508,910
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa2/BBB/NR	998,712
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa2/BBB/NR	880,378
3,210,000	4.000%, 04/01/13 Series 2003 Syncora Guarantee, Inc. Insured**	NR/NR/NR*	3,293,524
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	516,930
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	2,043,260
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa2/BBB/NR	1,500,000

	Rhode Island Health & Educational Building Corp., Higher Education Facility, New England Institute of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	3,159,480

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
250,000	4.400%, 06/01/15 NPFG Insured (pre-refunded)	A1/BBB/NR	254,173
585,000	4.600%, 06/01/17 NPFG Insured (pre-refunded)	A1/BBB/NR	594,951
505,000	4.700%, 06/01/18 Series 2001 NPFG Insured (pre-refunded)	A1/BBB/NR	513,666
280,000	4.750%, 06/01/19 Series 2001 NPFG Insured (pre-refunded)	A1/BBB/NR	284,827
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	1,397,128
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	940,959
1,000,000	5.000%, 06/01/31 NPFG Insured (pre-refunded)	A1/BBB/NR	1,017,640
5,000,000	4.000%, 06/01/31 2012 Series A	A1/NR/A+	5,012,250

	Rhode Island Health & Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	Aa3/AA-/NR	2,140,640

	Rhode Island Health & Educational Building Corp., University of Rhode Island
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG Insured	Baa2/BBB/NR	812,024
1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,248,612
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,027,930

	Rhode Island Health & Education Facilities Authority, Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,049,210
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,623,050
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,617,475
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,043,640
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured Series 2003 A	A2/NR/NR	1,032,240
1,500,000	4.000%, 11/01/31	A2/A/NR	1,509,465

	Total Higher Education Revenue Bonds		58,056,796

	Hospital Revenue Bonds (3.9%)

	Rhode Island Health & Education Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AA-/NR	2,689,075
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AA-/NR	5,201,200
1,500,000	5.250%, 05/15/26 NPFG Insured	Baa1/BBB/NR	1,500,915

	Total Hospital Revenue Bonds		9,391,190

	Housing Revenue Bonds (5.7%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
3,200,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	3,248,160
2,250,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,274,480
1,530,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,577,736
1,000,000	4.200%, 10/01/28 2011 Series 4	Aa2/NR/NR	1,031,760

	Rhode Island Housing & Mortgage Finance Corp. Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	Aa2/AA+/NR	1,026,190

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,595,575
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,055,420

	Total Housing Revenue Bonds		13,809,321

	Lease Revenue Bonds (1.2%)

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA-/AA-	1,059,120

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A	Aa3/AA-/AA-	263,148

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGMC Insured	Aa3/AA-/AA-	1,106,100
500,000	5.625%, 04/01/29 Series C 2009 AGMC Insured	Aa3/AA-/AA-	552,015

	Total Lease Revenue Bonds		2,980,383

	Pollution Control Revenue Bonds (2.7%)

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
1,490,000	5.000%, 10/01/18 Series B NPFG-IBC Insured (pre-refunded)	Aaa/NR/NR	1,524,598
310,000	5.000%, 10/01/18 Series B NPFG-IBC Insured	Aaa/AAA/NR	316,454
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,826,183

	Total Pollution Control Revenue Bonds		6,667,235

	Secondary School Revenue Bonds (17.4%)

	Providence, Rhode Island Public Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	Baa2/BBB/NR	501,670
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	Baa2/BBB/NR	501,540
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	Aa3/AA-/NR	1,003,230
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	Aa3/AA-/NR	686,637
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	Baa2/BBB/NR	500,890
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	Baa2/BBB/NR	250,420
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	Baa2/BBB/NR	1,502,670
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	Baa2/BBB/NR	1,001,390
1,000,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,016,840
1,000,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,020,850
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,530,450
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,594,335
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	Baa2/BBB/NR	1,650,946
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	Aa3/AA-/NR	3,012,120
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	Aa3/AA-/NR	3,008,010
2,000,000	4.500%, 05/15/26 Series 2007 A AGMC Insured	Aa3/AA-/NR	2,016,280
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	Aa3/AA-/NR	2,993,340
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	Aa3/AA-/NR	2,999,880

	Rhode Island Health & Education Building Corp., Public School Financing Program - Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,070,180

	Rhode Island Health & Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,085,681
1,600,000	3.250%, 05/15/29	Aa1/AA+/NR	1,536,800
1,650,000	3.375%, 05/15/30	Aa1/AA+/NR	1,596,590
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,170,504

	Rhode Island Health & Education Building Corp., Public School Financing
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	Aa3/AA-/NR	1,087,740
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	547,565
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,579,125
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,101,120
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	Aa3/AA-/NR	1,021,170
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	563,995
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,084,980

	Total Secondary School Revenue Bonds		42,236,948

	Student Loan Revenue (0.4%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,052,070

	Transportation Revenue Bonds (2.0%)

	Rhode Island State Turnpike & Bridge Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,689,280
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,122,580
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,056,030

	Total Transportation Revenue Bonds		4,867,890

	Water and Sewer Revenue Bonds (6.4%)

	Bristol County, Rhode Island Water Authority
750,000	5.250%, 07/01/17 Series 1997 A NPFG Insured	Baa2/BBB/NR	752,535
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG Insured	Baa2/BBB/NR	1,025,820
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa2/BBB/NR	1,029,710

	Kent County, Rhode Island Water Authority
1,055,000	4.150%, 07/15/14 Series 2002 A NPFG Insured	Baa2/A+/NR	1,065,803

	Narragansett, Rhode Island Bay Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa2/AA-/NR	383,078
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,053,300
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa2/AA-/NR	4,377,585

	Rhode Island Clean Water Protection Finance Agency
295,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	295,894
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	326,011
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,450
1,010,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/BBB/NR	1,094,396
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,300

	Rhode Island Water Resources Board Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa2/BBB/NR	1,502,595
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa2/BBB/NR	595,988

	Total Water and Sewer Revenue Bonds		15,553,465

	Other Revenue Bonds (0.5%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/BBB/NR	550,050
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	323,713
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/BBB/AAA	292,738

	Total Other Revenue Bonds		1,166,501

	Total Revenue Bonds		181,501,068

	Total Investments (cost $238,275,475-note b)	101.3%	246,014,662

	Other assets less liabilities	(1.3)	(3,256,726)

	Net Assets	100.0%	$242,757,936

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	5.5%
Pre-refunded bonds †† / Escrowed to Maturity bonds	3.0
Aa of Moody's or AA of S&P or Fitch	54.2
A of Moody's or S&P or Fitch	20.1
Baa of Moody's or BBB of S&P or Fitch	13.5
Ba of Moody's or BB of Fitch	1.3
Not rated*	2.4
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
IBC - Insured Bond Certificates
NPFG - National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $238,223,305 amounted to $7,791,357, which consisted of aggregate gross unrealized appreciation of $8,454,162 and aggregate gross unrealized depreciation of $662,805.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	246,014,662
Level 3 – Significant Unobservable Inputs	-
Total	$246,014,662
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2012